UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2000

Check here if Amendment  [    ] ;  Amendment Number:
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Forum Investment Advisers, LLC
Address:              Two Portland Square
                      Portland, Maine  04101

Form 13F File Number:          28-05247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Nanette K. Chern
Title:                Chief Compliance Officer
Phone:                (207) 879-1900

Signature, Place, and Date of Signing:

/s/ Nanette K. Chern           Portland, ME                November 2, 2000
----------------------    -----------------------     ------------------------
     [Signature]              [City, State]                    [Date]

Report Type (Check only one.):

[  ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                       Form 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                               2
                                                     ------------------------

Form 13F Information Table Entry Total                          140
                                                     ------------------------

Form 13F Information Table Value Total               $        65,776
                                                      -----------------------
                                                            (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.       Form 13F File Number       Name

   1         28-03192                   Davis Hamilton Jackson & Assoc., L.P.

   2         28-03586                   PPM America, Inc.

                                                            FORM 13F
                                         US DOLLAR DENOMINATED HOLDINGS - [FUND]

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             ITEM 1               ITEM 2   ITEM 3      ITEM 4      ITEM 5       ITEM 6 - INVESTMENT     ITEM 7-    ITEM 8 - VOTING
                                                                                   DISCRETION                        AUTHORITY
          NAME OF ISSUE        CLASS TITLE CUSIP   MARKET VALUE   SHARES      SOLE   SHARED     OTHER  MANAGERS  SOLE  SHARED   NONE
                                                                                A        B         C               A      B      C
------------------------------------------------------------------------------------------------------------------------------------
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ADC Telecommunications            Common  000886101                   272    10,100                X         1           10,100
AFLAC Incorporated                Common  001055102                   583      9,100               X         1            9,100
Abbott Laboratories               Common  002824100                   203      4,267     X                        4,267
Adobe Systems Inc                 Common  00724F101                   776      5,000               X         1            5,000
Aetna Inc.                        Common  008117103                   691    11,900                X         2           11,900
Air Products & Chemicals          Common  009158106                   154      4,267     X                        4,267
Allergan Inc.                     Common  018490102                   515      6,100               X         1            6,100
America Online Inc                Common  02364J104                   317      5,900               X         1            5,900
American Financial Group          Common  025932104                   262    11,300                X         2           11,300
American General Corp             Common  026351106                   577      7,400               X         2            7,400
American Home Products            Common  026609107                   211      3,733     X                        3,733
American Int'l Group              Common  026874107                   383      4,000     X                        4,000
American Int'l Group              Common  026874107                   421      4,400               X         1            4,400
Anheuser-Busch Cos.               Common  035229103                   592    14,000                X         1           14,000
Apache Corporation                Common  037411105                   325      5,500               X         1            5,500
Applied Materials, Inc.           Common  038222105                   237      4,000               X         1            4,000
Ashland, Inc.                     Common  044204105                   472    14,000                X         2           14,000
Automatic Data Processing         Common  053015103                   143      2,133     X                        2,133
BJ Services Company               Common  055482103                   495      8,100               X         1            8,100
Bank of America Corp              Common  060505104                   128      2,436     X                        2,436
Bank of America Corp              Common  060505104                   597    11,400                X         2           11,400
Bea Systems Inc                   Common  073325102                   273      3,500               X         1            3,500
BellSouth Corporation             Common  079860102                   455    11,300                X         2           11,300
Berkshire Hathaway - B            Common  084670207                    87          42    X                           42
Best Buy Company Inc              Common  086516101                   484      7,600               X         1            7,600
Broadwing Inc                     Common  111620100                   524    20,500                X         1           20,500
Brunswick Corporation             Common  117043109                   336    18,400                X         2           18,400
Burlington No Santa Fe            Common  12189T104                   502    23,300                X         2           23,300
CIGNA Corporation                 Common  125509109                   595      5,700               X         2            5,700
CSX Corporation                   Common  126408103                   513    23,500                X         2           23,500
Cardinal Health, Inc.             Common  14149Y108                   679      7,700               X         1            7,700
CenturyTel Inc                    Common  156700106                   559    20,500                X         2           20,500
Charter One Financial Inc         Common  160903100                   634    26,000                X         2           26,000
Chase Manhattan Corp              Common  16161A108                   480    10,400                X         2           10,400
Chevron Corporation               Common  166751107                   264      3,100               X         2            3,100
Chubb Corp.                       Common  171232101                   807    10,200                X         1           10,200
Cisco Systems Inc                 Common  17275R102                1,044     18,900                X         1           18,900
Citigroup Inc                     Common  172967101                   962    17,800                X         1           17,800
Clear Channel Commun              Common  184502102                   254      4,500               X         1            4,500
Computer Associates Int           Common  204912109                   519    20,600                X         2           20,600
Computer Sciences Corp            Common  205363104                   119      1,600     X                        1,600
Compuware Corp                    Common  205638109                   480    57,300                X         2           57,300
Comverse Technology Inc           Common  205862402                   410      3,800               X         1            3,800
Conoco Inc - Class B              Common  208251405                    62      2,292     X                        2,292

Cooper Industries, Inc.           Common  216669101                   560    15,900                X         2           15,900
Dell Computer Corp.               Common  247025109                   280      9,100               X         1            9,100
Delphi Automotive Systems         Common  247126105                   551    36,400                X         2           36,400
Walt Disney Company               Common  254687106                   153      4,000     X                        4,000
Walt Disney Company               Common  254687106                   666    17,400                X         1           17,400
Dollar General Corp               Common  256669102                   261    15,600                X         1           15,600
Du Pont (E.I.) de Nemours         Common  263534109                    45      1,090     X                        1,090
EMC Corporation                   Common  268648102                   793      8,000               X         1            8,000
Enron Corp                        Common  293561106                   561      6,400               X         1            6,400
Exxon Mobil Corp                  Common  30231G102                   285      3,200     X                        3,200
Exxon Mobil Corp                  Common  30231G102                   784      8,800               X         1            8,800
FNMA                              Common  313586109                   191      2,667     X                        2,667
Federated Dept. Stores            Common  31410H101                   622    23,800                X         2           23,800
Fiserv, Inc.                      Common  337738108                   359      6,000     X                        6,000
FirstEnergy Corp                  Common  337932107                   555    20,600                X         2           20,600
Ford Motor Company W/I            Common  345370860                   557    21,998                X         2           21,998
Forest Laboratories Inc.          Common  345838106                   356      3,100               X         1            3,100
Fort James Corporation            Common  347471104                   269      8,800               X         2            8,800
Fortune Brands Inc                Common  349631101                   612    23,100                X         2           23,100
Franklin Resources Inc            Common  354613101                   444    10,000                X         2           10,000
GPU, Inc.                         Common  36225X100                   564    17,400                X         2           17,400
General Electric Company          Common  369604103                   462      8,000     X                        8,000
General Electric Company          Common  369604103                1,552     26,900                X         1           26,900
General Motors Corp.              Common  370442105                   384      5,900               X         2            5,900
HCA - The Healthcare Co           Common  404119109                   598    16,100                X         2           16,100
Hartford Financial Svcs           Common  416515104     569                    7,800               X         2            7,800
Hewlett-Packard Company           Common  428236103                   349      3,600               X         1            3,600
ITT Industries, Inc.              Common  450911102                   425    13,100                X         2           13,100
Intel Corp                        Common  458140100                   670    16,100                X         1           16,100
IBM Corp                          Common  459200101                   225      2,000     X                        2,000
Intimate Brands Inc               Common  461156101                   298    15,940                X         1           15,940
Johnson & Johnson                 Common  478160104                   200      2,133     X                        2,133
Johnson & Johnson                 Common  478160104                   695      7,400               X         1            7,400
K mart Corporation                Common  482584109     543                  90,500                X         2           90,500
KeyCorp                           Common  493267108     671                  26,500                X         2           26,500
Estee Lauder Companies            Common  518439104                   253      6,900               X         1            6,900
Linear Technology Corp            Common  535678106                   356      5,500               X         1            5,500
Liz Claiborne, Inc.               Common  539320101     389                  10,100                X         2           10,100
Lockheed Martin Corp              Common  539830109     554                  16,800                X         2           16,800
Marsh & McLennan Cos. Inc         Common  571748102                1,035       7,800               X         1            7,800
Maytag Corporation                Common  578592107     500                  16,100                X         2           16,100
Mead Corporation                  Common  582834107     463                  19,800                X         2           19,800
Merck & Company Inc               Common  589331107                   274      3,680     X                        3,680
Merck & Company Inc               Common  589331107                   529      7,100               X         1            7,100
Mercury Interactive Corp          Common  589405109                   580      3,700               X         1            3,700
Merrill Lynch & Co., Inc.         Common  590188108                   352      5,334     X                        5,334
Microsoft Corporation             Common  594918104                   645    10,700                X         1           10,700
Minnesota Mining & Mfg            Common  604059105                   355      3,900               X         1            3,900
Molex Inc.                        Common  608554101                   403      7,400               X         1            7,400

Morgan St Dean Witter             Common  617446448                   622      6,800               X         1            6,800
Nortel Networks Corp              Common  656568102                   399      6,700               X         1            6,700
Nucor Corporation                 Common  670346105     488                  16,200                X         2           16,200
OM Group Inc                      Common  670872100                   236      5,400               X         1            5,400
Occidental Petroleum Corp         Common  674599105     489                  22,400                X         2           22,400
Oracle Corporation                Common  68389X105                   420      5,333     X                        5,333
Oracle Corporation                Common  68389X105                   961    12,200                X         1           12,200
PPG Industries Inc.               Common  693506107     599                  15,100                X         2           15,100
Pactiv Corp                       Common  695257105     299                  26,700                X         2           26,700
Parker Hannifin                   Common  701094104     537                  15,900                X         2           15,900
Paychex, Inc.                     Common  704326107                   630    12,000                X         1           12,000
PepsiCo                           Common  713448108                   135      2,933     X                        2,933
PepsiCo                           Common  713448108                   396      8,600               X         1            8,600
PerkinElmer Inc                   Common  714046109                   522      5,000               X         1            5,000
Pfizer Inc.                       Common  717081103                   980    21,800                X         1           21,800
Phelps Dodge Corporation          Common  717265102     547                  13,100                X         2           13,100
Philip Morris Cos Inc             Common  718154107     736                  25,000                X         2           25,000
Phillips Petroleum Co             Common  718507106     483                    7,700               X         2            7,700
Providian Financial Corp          Common  74406A102                   559      4,400               X         1            4,400
Robert Half International         Common  770323103                   541    15,600                X         1           15,600
Rohm & Haas Company               Common  775371107     610                  21,000                X         2           21,000
SBC Communications, Inc.          Common  78387G103                   136      2,720     X                        2,720
SBC Communications Inc            Common  78387G103     690                  13,800                X         2           13,800
SBC Communications Inc            Common  78387G103                   685    13,700                X         1           13,700
Schlumberger Ltd.                 Common  806857108                   198      2,400     X                        2,400
Sears, Roebuck & Co.              Common  812387108     454                  14,000                X         2           14,000
SouthTrust Corp                   Common  844730101     443                  14,100                X         2           14,100
Sovereign Bancorp Inc             Common  845905108     463                  50,000                X         2           50,000
Sprint Corp (PCS Group)           Common  852061506                   281      8,000               X         1            8,000
Stryker Corp                      Common  863667101                   356      8,300               X         1            8,300
Sun Microsystems                  Common  866810104                   350      3,000               X         1            3,000
Symbol Technologies               Common  871508107                   334      9,287               X         1            9,287
TRW Inc.                          Common  872649108     504                  12,400                X         2           12,400
Texas Instruments, Inc.           Common  882508104                   538    11,400                X         1           11,400
United Technologies Corp.         Common  913017109                   222      3,200     X                        3,200
United Technologies Corp.         Common  913017109     395                    5,700               X         2            5,700
V F Corporation                   Common  918204108     607                  24,600                X         2           24,600
Verizon Communications            Common  92343V104     688                  14,200                X         2           14,200
Viacom, Inc., Class B             Common  925524308                   632    10,800                X         1           10,800
Vodafone Group plc                Common  92857W100                   197      5,333     X                        5,333
Wal-Mart Stores Inc               Common  931142103                   621    12,900                X         1           12,900
Washington Mutual Inc             Common  939322103     689                  17,300                X         2           17,300
Waters Corp                       Common  941848103                   721      8,100               X         1            8,100
Wells Fargo Company               Common  949746101                   221      4,800     X                        4,800
Xerox Corp                        Common  984121103     542                  36,000                X         2           36,000
Amdocs Ltd                        Common  G02602103                   175      2,800               X         1            2,800
Check Point Software              Common  M22465104                   252      1,600               X         1            1,600

                                                140       65,776